UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM 10-D/A

(Amendment No. 1)

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from April 1, 2014 to April 30, 2014

333-174975-03

(Commission File Number of issuing entity)

CarMax Auto Owner Trust 2012-1

(Exact name of issuing entity as specified in its charter)

333-174975

(Commission File Number of depositor)

CarMax Auto Funding LLC

(Exact name of depositor as specified in its charter)

CarMax Business Services, LLC

(Exact name of sponsor as specified in its charter)

Delaware

(State or other jurisdiction of incorporation or organization of the issuing entity)

32-6199641

(I.R.S. Employer Identification No.)

c/o CarMax Auto Funding LLC

12800 Tuckahoe Creek Parkway, Suite 400, Richmond, Virginia 23238

(Address of principal executive offices of issuing entity) (Zip Code)

(804) 935-4512

(Telephone number, including area code)

Not Applicable

(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (If Section 12(b))

Class A-1 Asset Backed Notes	[ ]	[ ]	[X]	[ ]
Class A-2 Asset Backed Notes	[ ]	[ ]	[X]	[ ]
Class A-3 Asset Backed Notes	[ ]	[ ]	[X]	[ ]
Class A-4 Asset Backed Notes	[ ]	[ ]	[X]	[ ]
Class B Asset Backed Notes	[ ]	[ ]	[X]	[ ]
Class C Asset Backed Notes	[ ]	[ ]	[X]	[ ]
Class D Asset Backed Notes	[ ]	[ ]	[X]	[ ]

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.  Yes  [X]  No [  ]

EXPLANATORY NOTE

We are filing this Form 10-D/A and the attached Exhibit 99.1 to correct the information in lines 77 and 78 of the monthly servicer’s certificate attached as Exhibit 99.1 to the Form 10-D filed with the Securities and Exchange Commission on May 15, 2014. No other corrections are made herein but, in the interest of clarity, this report restates in its entirety the previously filed report.

PART I – DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

Distribution and pool performance information with respect to the receivables that comprise the assets of CarMax Auto Owner Trust 2012-1 is set forth in the monthly servicer’s certificate attached as Exhibit 99.1.

ITEM 1121(c) OF REGULATION AB. REPURCHASES AND REPLACEMENTS

No activity to report for the Collection Period as required by Item 1121(c) of Regulation AB.

Date of Most Recent Form ABS-15G: February 13, 2014.

Central Index Key (CIK) of Securitizer: 0001259380.

PART II – OTHER INFORMATION

Item 9. Exhibits.

Exhibit 99.1	Monthly Servicer’s Certificate for the collection period commencing April 1, 2014 and ending April 30, 2014

Signatures

Pursuant to the requirements of the Securities and Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

CARMAX AUTO OWNER TRUST 2012-1 (Issuing Entity)

	By:	CARMAX BUSINESS SERVICES, LLC,
as Servicer

Date: May 30, 2014	By:	/s/ Andrew J. McMonigle

Andrew J. McMonigle Treasurer

Exhibit Index

Exhibit	Description

Exhibit 99.1	Monthly Servicer’s Certificate for the collection period commencing April 1, 2014 and ending April 30, 2014

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